Consolidated Balance Sheets ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current assets:
Cash and cash equivalents	$ 4,335.9	₨ 317,000.1	₨ 184,678.0
Short-term deposits	1,962.2	143,460.0	148,294.8
Finance receivables	2,444.0	178,680.9	142,452.9
Trade receivables	1,734.2	126,790.8	111,726.9
Investments	2,605.9	190,511.8	108,615.3
Other financial assets	1,062.8	77,701.6	59,514.2
Inventories	4,935.9	360,865.0	374,527.8
Other current assets	861.7	62,988.2	62,653.5
Current income tax assets	118.4	8,653.1	1,428.0
Assets classified as held for sale	30.2	2,208.0	1,944.3
Total current assets	20,091.2	1,468,859.5	1,195,835.7
Non-current assets:
Finance receivables	2,304.3	168,468.2	168,337.8
Investments	187.1	13,683.0	10,280.5
Other financial assets	960.1	70,185.7	55,323.5
Property, plant and equipment	11,257.6	823,040.8	815,393.5
Right of use assets	887.8	64,906.8	63,068.5
Goodwill	109.9	8,037.2	7,770.6
Intangible assets	8,404.9	614,483.3	664,544.5
Investments in equity accounted investees	574.6	42,007.9	44,188.9
Non-current income tax assets	137.2	10,033.0	11,534.9
Deferred income taxes	617.9	45,203.5	54,578.6
Other non-current assets	189.8	13,885.5	49,945.1
Total non-current assets	25,631.2	1,873,934.9	1,944,966.4
Total assets	45,722.4	3,342,794.4	3,140,802.1
Current liabilities:
Accounts payable	10,118.2	739,739.6	705,671.9
Acceptances	1,075.1	78,603.1	27,713.3
Short-term borrowings and current portion of long-term debt	5,853.0	427,917.4	354,949.0
Other financial liabilities	1,196.3	87,457.9	112,853.2
Provisions	1,757.2	128,481.8	103,291.8
Other current liabilities	1,328.9	97,164.6	82,503.5
Current income tax liabilities	148.6	10,864.4	10,415.8
Total current liabilities	21,477.3	1,570,228.8	1,397,398.5
Non-current liabilities:
Long-term debt	12,734.4	931,019.7	833,048.1
Other financial liabilities	1,089.9	79,684.1	90,214.2
Deferred income taxes	212.8	15,558.9	19,418.7
Provisions	1,861.1	136,067.5	147,366.8
Other liabilities	1,246.1	91,099.6	55,321.1
Total non-current liabilities	17,144.3	1,253,429.8	1,145,368.9
Total liabilities	38,621.6	2,823,658.6	2,542,767.4
Equity:
Additional paid-in capital	4,453.2	325,572.1	299,919.3
Reserves	1,021.3	74,667.6	276,352.5
Other components of equity	1,305.0	95,405.1	6,334.0
Equity attributable to shareholders of Tata Motors Limited	6,884.2	503,302.9	589,801.2
Non-controlling interests	216.6	15,832.9	8,233.5
Total equity	7,100.8	519,135.8	598,034.7
Total liabilities and equity	45,722.4	3,342,794.4	3,140,802.1
Ordinary shares [Member]
Equity:
Ordinary shares	90.8	6,641.1	6,178.4
'A' Ordinary shares [Member]
Equity:
Ordinary shares	$ 13.9	₨ 1,017.0	₨ 1,017.0